New Accounting Standards Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 30, 2018	Dec. 28, 2019
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Tax cuts and jobs act, reclassification from AOCI to retained earnings, tax effect		$ 136
Accounting Standards Update 2016-02
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total lease assets	$ 821
Total lease liabilities	887
Accounting Standards Update 2018-02
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Tax cuts and jobs act, reclassification from AOCI to retained earnings, tax effect	$ 136